Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Global
Restoration

Accounts receivable	$118,678
Inventories	31,677
Prepaid expenses and other current assets	3,240
Fixed assets	22,574
Operating lease right-of-use assets	10,566
Accounts payable	(24,337)
Accrued liabilities	(21,345)
Unearned revenues	(12,779)
Operating lease liabilities - current	(6,500)
Other current liabilities	(649)
Operating lease liabilities - non-current	(4,072)
Long-term debt - non-current	(5,711)
Other liabilities	(615)
Deferred tax liabilities	(51,590)
Redeemable non-controlling interests	(25,433)
$33,704

Cash consideration, net of cash acquired of $6,518	$(506,680)

Backlog	$7,130
Customer relationships	213,150
Trademarks and trade names	1,850
Goodwill	$250,846

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from Global Restoration for 2019	$219,204	$14,991
Supplemental pro forma for 2019 (unaudited)	2,613,433	(211,188)
Supplemental pro forma for 2018 (unaudited)	2,368,673	125,174
	Revenues	Net earnings

Actual from other acquired entities for 2019	$103,124	$3,780
Supplemental pro forma for 2019 (unaudited)	2,494,196	(221,769)
Supplemental pro forma for 2018 (unaudited)	2,163,426	106,069

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate
Acquisitions

Current assets	$34,454
Non-current assets	8,175
Current liabilities	(29,059)
Non-current liabilities	(1,574)
Deferred tax liabilities	(6,328)
Redeemable non-controlling interest	(9,874)
$(4,206)

Cash consideration, net of cash acquired of $4,964	$(73,183)
Acquisition date fair value of contingent consideration	(10,611)
Total purchase consideration	$(83,794)

Backlog	$4,240
Customer relationships	13,168
Trademarks and trade names	567
Management contracts and other	11,644
Goodwill	$58,381
Aggregate
Acquisitions

Current assets	$22,383
Non-current assets	6,961
Current liabilities	(12,049)
Deferred tax liabilities	(4,230)
Redeemable non-controlling interest	(19,889)
$(6,824)

Note consideration	$(1,035)
Cash consideration, net of cash acquired of $3,038	(59,444)
Acquisition date fair value of contingent consideration	(4,536)
Total purchase consideration	$(65,015)

Acquired intangible assets	$28,960
Goodwill	$42,879